Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($) $ in Thousands	Common Stock [Member] Voting [Member]	Additional Paid-In Capital [Member]	Cost of Repurchased Common Stock [Member]	Accumulated Other Comprehensive Loss [Member]	Accumulated Earnings (Deficit) [Member]	Non-Controlling Interest [Member]	Total
Beginning balance at Dec. 31, 2017	$ 192	$ 103,640	$ 0	$ (2,973)	$ (47,535)	$ 0	$ 53,324
Beginning balance (Change in Accounting Principle [Member]) at Dec. 31, 2017	$ 0	0	0	0	3,939	0	3,939
Beginning balance (in shares) at Dec. 31, 2017	19,210,633
Unrecognized pension and postretirement cost adjustment, net of tax	$ 0	0	0	1,361	0	0	1,361
Unrealized loss on MSA investments, net of tax	0	0	0	(263)	0	0	(263)
Unrealized loss on other investments, net of tax	0	0	0	(3)	0	0	(3)
Unrealized loss on derivative instruments, net of tax	0	0	0	(682)	0	0	(682)
Stock compensation expense	0	1,336	0	0	0	0	1,336
Restricted stock forfeitures	$ 0	(8)	0	0	0	0	(8)
Restricted stock forfeitures (in shares)	(3,128)
Exercise of options	$ 2	831	0	0	0	0	833
Exercise of options (in shares)	193,273
Redemption of options	$ 0	(623)	0	0	0	0	(623)
Dividends	0	0	0	0	(3,233)	0	(3,233)
Reclassification of tax effects from accumulated other comprehensive income	0	0	0	24	(24)	0	0
IVG issuance of stock	$ 2	5,290	0	0	0	0	5,292
IVG issuance of stock (in shares)	153,079
Net income	$ 0	0	0	0	25,327	0	25,327
Ending balance at Dec. 31, 2018	196	110,466	0	(2,536)	(21,526)	0	$ 86,600
Ending balance (in shares) at Dec. 31, 2018							19,553,857
Unrecognized pension and postretirement cost adjustment, net of tax	0	0	0	(1,150)	0	0	$ (1,150)
Unrealized loss on MSA investments, net of tax	0	0	0	1,174	0	0	1,174
Unrealized loss on derivative instruments, net of tax	0	0	0	(1,261)	0	0	(1,261)
Stock compensation expense	0	3,600	0	0	0	0	3,600
Restricted stock forfeitures	$ 0	(84)	0	0	0	0	(84)
Restricted stock forfeitures (in shares)	(1,947)
Exercise of options	$ 1	738	0	0	0	0	739
Exercise of options (in shares)	128,763
Redemption of options	$ 0	(12)	0	0	0	0	(12)
Dividends	0	0	0	0	(3,579)	0	(3,579)
Purchase of call options, net of tax	0	(15,333)	0	0	0	0	(15,333)
Fair value earn-out	0	1,155	0	0	0	0	1,155
Net income	0	0	0	0	16,233	0	16,233
Ending balance at Dec. 31, 2019	197	100,530	0	(3,773)	(8,872)	0	$ 88,082
Ending balance (in shares) at Dec. 31, 2019							19,680,673
Unrecognized pension and postretirement cost adjustment, net of tax	0	0	0	1,830	0	0	$ 1,830
Unrealized loss on derivative instruments, net of tax	0	0	0	(692)	0	0	(692)
Stock compensation expense	0	2,554	0	0	0	0	2,554
Exercise of options	$ 0	862	0	0	0	0	862
Exercise of options (in shares)	96,005
Redemption of options	$ 0	(1,523)	0	0	0	0	(1,523)
Cost of repurchased common stock	0	0	$ (10,191)	0	0	0	(10,191)
Cost of repurchased common stock (in shares)			(398,670)
Standard Diversified Inc. reorganization, net	$ (2)	0	$ 0	0	(1,735)	0	(1,737)
Standard Diversified Inc. reorganization, net (in shares)	(244,214)
Dividends	$ 0	0	0	0	(3,940)	0	(3,940)
ReCreation acquisition	0	0	0	0	0	4,050	4,050
Net income	0	0	0	0	38,192	0	38,192
Ending balance at Dec. 31, 2020	$ 195	$ 102,423	$ (10,191)	$ (2,635)	$ 23,645	$ 4,050	$ 117,487
Ending balance (in shares) at Dec. 31, 2020							19,133,794